RULE 497(e)
                                                                       333-03093

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

            JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT




                         SUPPLEMENT DATED JULY 21, 2004,
                                       TO
                          PROSPECTUS DATED MAY 1, 2004


       Effective July 21, 2004, the Rydex Sector Rotation Fund ("Portfolio") of the Rydex Variable Trust is not available as an Investment Option under the Jefferson National Life Insurance Company variable annuity contract.

       Therefore, the sub-account investing in the Portfolio under your Jefferson National Life Insurance Company variable annuity contract is closed to new monies.


PLEASE USE THIS SUPPLEMENT WITH THE MAY 1, 2004 PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.


JNL-PROS-S-7.04